Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 798	$ 351	$ 1,446	$ 1,486
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 800	$ 400	$ 1,400	$ 1,500
Employees Directors and Consultants [Member] | New Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved					3,000,000
Options contractual terms					10 years
Employees Directors and Consultants [Member] | New Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period					1 year
Employees Directors and Consultants [Member] | New Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vesting period					4 years